EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.1%
	APPAREL & TEXTILE PRODUCTS - 1.1%
3,593	Carter's, Inc.	$ 223,377

	AUTOMOTIVE - 2.1%
15,794	Modine Manufacturing Company(a)	431,018

	BANKING - 15.2%
34,762	Columbia Banking System, Inc.	696,284
5,261	Comerica, Inc.	189,922
32,292	First Commonwealth Financial Corporation	408,494
46,644	FNB Corporation	512,618
35,954	KeyCorporation	335,810
3,813	OFG Bancorp	92,503
42,140	Old National Bancorp	523,379
12,407	Zions Bancorp NA	338,587
		3,097,597
	BIOTECH & PHARMA - 1.5%
14,112	Collegium Pharmaceutical, Inc.(a)	311,452

	COMMERCIAL SUPPORT SERVICES - 11.9%
18,684	ABM Industries, Inc.	825,085
8,558	AMN Healthcare Services, Inc.(a)	812,668
31,032	Cross Country Healthcare, Inc.(a)	791,316
		2,429,069
	CONSUMER SERVICES - 2.2%
5,796	Medifast, Inc.	456,145

	ENTERTAINMENT CONTENT - 1.7%
32,541	Lions Gate Entertainment Corporation, Class A(a)	335,172

	FOOD - 2.7%
24,595	Pilgrim's Pride Corporation(a)	546,009

EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.1% (Continued)
	HOME & OFFICE PRODUCTS - 3.0%
125,081	ACCO Brands Corporation	$ 605,392

	INDUSTRIAL SUPPORT SERVICES - 0.7%
1,095	WESCO International, Inc.	150,431

	INSURANCE - 10.4%
22,020	American Equity Investment Life Holding Company	868,689
31,390	CNO Financial Group, Inc.	681,477
27,070	Lincoln National Corporation	566,304
		2,116,470
	LEISURE FACILITIES & SERVICES - 10.9%
27,348	Bloomin' Brands, Inc.	653,344
21,344	Brinker International, Inc.(a)	780,764
48,952	Cinemark Holdings, Inc.(a)	783,721
		2,217,829
	MACHINERY - 1.7%
4,005	Kennametal, Inc.	99,805
5,157	Terex Corporation	239,130
		338,935
	MEDICAL EQUIPMENT & DEVICES - 1.8%
9,667	Integra LifeSciences Holdings Corporation(a)	366,862

	OIL & GAS PRODUCERS - 7.7%
7,033	CNX Resources Corporation(a)	108,660
24,447	Crescent Point Energy Corporation	154,261
28,699	Delek US Holdings, Inc.	631,951
4,308	HF Sinclair Corporation	178,524
103,599	Southwestern Energy Company(a)	494,167
		1,567,563
	REITS - 0.5%
4,544	Highwoods Properties, Inc.	93,970

EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.1% (Continued)
	RETAIL - DISCRETIONARY - 2.3%
15,094	Urban Outfitters, Inc.(a)	$ 465,197

	SEMICONDUCTORS - 8.4%
1,609	Diodes, Inc.(a)	144,553
48,271	Photronics, Inc.(a)	1,024,793
8,958	Silicon Motion Technology Corporation - ADR	548,588
		1,717,934
	SOFTWARE - 0.7%
2,262	Ziff Davis, Inc.(a)	133,548

	STEEL - 3.0%
14,092	Commercial Metals Company	602,433

	TECHNOLOGY HARDWARE - 5.6%
1,956	Clearfield, Inc.(a)	76,499
4,768	Super Micro Computer, Inc.(a)	1,067,794
		1,144,293

	TOTAL COMMON STOCKS (Cost $19,155,305)	19,350,696

	TOTAL INVESTMENTS - 95.1% (Cost $19,155,305)	$ 19,350,696
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.9%	999,814
	NET ASSETS - 100.0%	$ 20,350,510

ADR	- American Depositary Receipt
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.